Annual Total Returns[BarChart] - NVIT Small Cap Index Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.15%)	16.46%	38.75%	4.92%	(4.54%)	21.22%	14.56%	(11.09%)	25.40%	19.71%